Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax asset	$ 74,096	$ 95,608
Non-capital loss carry forwards [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax asset	50,891	77,298
Plant and equipment [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax asset	4,790	2,003
Mineral rights and properties [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax asset	892	6,199
Other deductible temporary difference [Member]
Income Tax - Schedule of Temporary Differences and Unused Tax Losses (Details) [Line Items]
Deferred tax asset	$ 17,523	$ 10,108